Investment securities - Maturities of amortized costs/FV/Avg yield (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 174
Due from 1 to 5 years, amortized cost	2
Due from 5 to 10 years, amortized cost	615
Total, amortized cost			SFr 596
Total, amortized cost, before allowance for credit losses	791
Due within 1 year, fair value	174
Due from 1 to 5 years, fair value	2
Due from 5 to 10 years, fair value	618
Total, fair value	SFr 794	SFr 614	607
Due within 1 year, average yield (as a percent)	0.03%
Due from 1 to 5 years, average yield (as a percent)	3.81%
Due from 5 to 10 years, average yield (as a percent)	0.02%
Total, average yield (as a percent)	0.03%
Bank
Debt Securities, Available-for-sale [Line Items]
Due within 1 year, amortized cost	SFr 174
Due from 5 to 10 years, amortized cost	615
Total, amortized cost			595
Total, amortized cost, before allowance for credit losses	789
Due within 1 year, fair value	174
Due from 5 to 10 years, fair value	618
Total, fair value	SFr 792		SFr 605
Due within 1 year, average yield (as a percent)	0.03%
Due from 5 to 10 years, average yield (as a percent)	0.02%
Total, average yield (as a percent)	0.02%